UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     February 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    76

Form 13F Information Table Value Total:    $159,971 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2236    25907 SH       OTHER                   25907        0        0
ABBOTT LABS                    COM              002824100     1794    37449 SH       OTHER                   37449        0        0
ADOBE SYS INC                  COM              00724F101     2187    71040 SH       OTHER                   71040        0        0
AETNA INC NEW                  COM              00817Y108     1419    46516 SH       OTHER                   46516        0        0
AIR PRODS & CHEMS INC          COM              009158106     2078    22852 SH       OTHER                   22852        0        0
ALLSTATE CORP                  COM              020002101     2618    82133 SH       OTHER                   82133        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     1702    49889 SH       OTHER                   49889        0        0
ANADARKO PETE CORP             COM              032511107     2663    34965 SH       OTHER                   34965        0        0
APACHE CORP                    COM              037411105     2394    20078 SH       OTHER                   20078        0        0
APPLE INC                      COM              037833100     3654    11329 SH       OTHER                   11329        0        0
AT&T INC                       COM              00206R102     2665    90714 SH       OTHER                   90714        0        0
BANK OF AMERICA CORPORATION    COM              060505104      184    13826 SH       SOLE                    13826        0        0
BB&T CORP                      COM              054937107      528    20086 SH       OTHER                   20086        0        0
BECTON DICKINSON & CO          COM              075887109     1882    22269 SH       OTHER                   22269        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      211     3150 SH       OTHER                    3150        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2201    51722 SH       OTHER                   51722        0        0
CATERPILLAR INC DEL            COM              149123101     2487    26553 SH       OTHER                   26553        0        0
CHEVRON CORP NEW               COM              166764100      318     3484 SH       OTHER                    3484        0        0
CISCO SYS INC                  COM              17275R102     2602   128639 SH       OTHER                  128639        0        0
COCA COLA CO                   COM              191216100      285     4330 SH       OTHER                    4330        0        0
COMCAST CORP NEW               CL A SPL         20030N200     2121   101902 SH       OTHER                  101902        0        0
CONOCOPHILLIPS                 COM              20825C104     2490    36560 SH       OTHER                   36560        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2250    59993 SH       OTHER                   59993        0        0
E M C CORP MASS                COM              268648102     3072   134157 SH       OTHER                  134157        0        0
EATON CORP                     COM              278058102      643     6334 SH       SOLE                     6334        0        0
ENTERGY CORP NEW               COM              29364G103     1516    21398 SH       OTHER                   21398        0        0
EXELON CORP                    COM              30161N101     3290    79010 SH       OTHER                   79010        0        0
EXXON MOBIL CORP               COM              30231G102     4305    58879 SH       OTHER                   58879        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      217    15493 SH       SOLE                    15493        0        0
FRANKLIN RES INC               COM              354613101     2455    22079 SH       OTHER                   22079        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1228    10225 SH       OTHER                   10225        0        0
GENERAL ELECTRIC CO            COM              369604103      347    18994 SH       OTHER                   18994        0        0
GENERAL MLS INC                COM              370334104     2670    75030 SH       OTHER                   75030        0        0
GILEAD SCIENCES INC            COM              375558103     1394    38458 SH       OTHER                   38458        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2314    13760 SH       OTHER                   13760        0        0
HALLIBURTON CO                 COM              406216101     2678    65577 SH       OTHER                   65577        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      173    11669 SH       OTHER                   11669        0        0
HEWLETT PACKARD CO             COM              428236103     2498    59325 SH       OTHER                   59325        0        0
HOME DEPOT INC                 COM              437076102     2376    67779 SH       OTHER                   67779        0        0
HONEYWELL INTL INC             COM              438516106     2466    46383 SH       OTHER                   46383        0        0
INTEL CORP                     COM              458140100     2572   122280 SH       OTHER                  122280        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2981    20311 SH       OTHER                   20311        0        0
JOHNSON & JOHNSON              COM              478160104     2203    35624 SH       OTHER                   35624        0        0
JPMORGAN CHASE & CO            COM              46625H100      255     6020 SH       OTHER                    6020        0        0
KIMBERLY CLARK CORP            COM              494368103     2445    38789 SH       OTHER                   38789        0        0
MCDONALDS CORP                 COM              580135101     2158    28110 SH       OTHER                   28110        0        0
MCGRAW HILL COS INC            COM              580645109     1535    42147 SH       OTHER                   42147        0        0
MERCK & CO INC NEW             COM              58933Y105      355     9837 SH       OTHER                    9837        0        0
MORGAN STANLEY                 COM NEW          617446448     2141    78678 SH       OTHER                   78678        0        0
NIKE INC                       CL B             654106103     2130    24934 SH       OTHER                   24934        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2488    39606 SH       OTHER                   39606        0        0
ORACLE CORP                    COM              68389X105     3045    97290 SH       OTHER                   97290        0        0
PARKER HANNIFIN CORP           COM              701094104      466     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2783    42592 SH       OTHER                   42592        0        0
PNC FINL SVCS GROUP INC        COM              693475105      809    13328 SH       OTHER                   13328        0        0
POTASH CORP SASK INC           COM              73755L107     2089    13495 SH       OTHER                   13495        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      386    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     1808    68699 SH       OTHER                   68699        0        0
PROCTER & GAMBLE CO            COM              742718109     3307    51412 SH       OTHER                   51412        0        0
QUALCOMM INC                   COM              747525103     3216    64975 SH       OTHER                   64975        0        0
SCHLUMBERGER LTD               COM              806857108     2472    29602 SH       OTHER                   29602        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      902    28642 SH       OTHER                   28642        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      329    20633 SH       OTHER                   20633        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      397    15741 SH       OTHER                   15741        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      544    17347 SH       OTHER                   17347        0        0
SELECTIVE INS GROUP INC        COM              816300107      503    27728 SH       SOLE                    27728        0        0
STATE STR CORP                 COM              857477103     2263    48845 SH       OTHER                   48845        0        0
STRYKER CORP                   COM              863667101     1348    25096 SH       OTHER                   25096        0        0
SYSCO CORP                     COM              871829107     2668    90742 SH       OTHER                   90742        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1673    32087 SH       OTHER                   32087        0        0
UNION PAC CORP                 COM              907818108      204     2202 SH       SOLE                     2202        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2375    30173 SH       OTHER                   30173        0        0
UNIVEST CORP PA                COM              915271100    21218  1106848 SH       OTHER                 1106848        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2325    64975 SH       OTHER                   64975        0        0
WASTE MGMT INC DEL             COM              94106L109     2366    64167 SH       OTHER                   64167        0        0
WELLS FARGO & CO NEW           COM              949746101     2601    83916 SH       OTHER                   83916        0        0